UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2022

Item #1. Reports to Stockholders.

INDEX	Rule One Fund

RULE ONE FUND

VOL .5
RYD .1
CIGB
UNI
SBC .3
SBC .7

RULRX

SEMI-ANNUAL REPORT

For the Six Months Ended
June 30, 2022 (Unaudited)

(833) RULE-ONE
ruleonefund.com

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Rule One Fund

Important Disclosure Statement

The Rule One Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 833-785-3663. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Rule One Partners , LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2022 and are subject to change at any time. For most recent information, please call 833-785-3663.

SEMI-ANNUAL REPORT

Rule One Fund

Portfolio Compositionas of June 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Communication Services	14.17%
Financials	10.91%
Industrials	8.61%
Consumer Staples	7.02%
Real Estate	3.89%
Consumer Discretionary	2.75%
Exchange Traded Funds	0.65%
Money Market Fund	33.91%
Options Purchased	0.06%
Total Investments	81.97%

Call Options Written	(0.00%	)*
Put Options Written	(0.15%	)
Total Options Written	(0.15%	)

*Percentage of net assets is less than 0.01%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Schedule of InvestmentsJune 30, 2022 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 47.35%

COMMUNICATION SERVICES – 14.17%
Activision Blizzard, Inc.	97,000	$7,552,420
Netflix, Inc.*	72,800	12,730,536
		20,282,956

CONSUMER DISCRETIONARY – 2.75%
Sturm, Ruger & Co. Inc.	61,947	3,942,926

CONSUMER STAPLES – 7.02%
Sprouts Farmers Market, Inc.*	397,000	10,052,040

FINANCIALS – 10.91%
Bank OZK	416,269	15,622,576

INDUSTRIALS – 8.61%
The Boeing Co.*	20,000	2,734,400
Huntington Ingalls Industries Inc.	44,000	9,584,080
		12,318,480

REAL ESTATE – 3.89%
Armada Hoffler Properties Inc.	433,400	5,564,856

TOTAL COMMON STOCKS – 47.35%
(Cost: $69,203,035)		67,783,834

EXCHANGE TRADED FUNDS – 0.65%
iShares Silver Trust ETF*	50,000	932,000

TOTAL EXCHANGE TRADED FUNDS – 0.65%
(Cost: $1,093,271)		932,000

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Schedule of Investments - continuedJune 30, 2022 (unaudited)

	Shares	Fair Value
MONEY MARKET FUND – 33.91%
Federated Treasury Obligations Fund, Institutional Class 1.38%**	48,534,682	$48,534,682
(Cost: $48,534,682)

PURCHASED OPTIONS – 0.06%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
OPTIONS PURCHASED – 0.06%

PUT OPTIONS – 0.06%
Alphabet Inc. - A	100	$21,792,600	$1,720.00	7/16/2022	18,500
Alphabet Inc. - C	50	10,937,250	1,960.00	7/16/2022	63,000

TOTAL PURCHASED OPTIONS – 0.06%
(Cost: $87,858)					81,500

TOTAL INVESTMENTS – 81.97%
(Cost: $118,918,846)					117,332,016
Other assets, net of liabilities – 18.03%					25,808,595
NET ASSETS – 100.00%					$143,140,611

*Non-income producing

**Effective 7 day yield as of June 30, 2022

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Schedule of Options WrittenJune 30, 2022 (unaudited)

OPTIONS WRITTEN – (0.15%)

CALL OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

The Boeing Co.	200	$(2,734,400)	$155.00	7/2/2022	$(400)
Netflix, Inc.	500	(8,743,500)	210.00	7/2/2022	(500)

TOTAL CALL OPTIONS WRITTEN – (0.00%)***
(Premiums received: $(41,884))					(900)

PUT OPTIONS – (0.15%)

Alphabet Inc - A	100	(21,792,600)	1,730.00	7/16/2022	(20,500)
Alphabet Inc - C	50	(10,937,250)	1,970.00	7/16/2022	(67,500)
Netflix, Inc.	2	(34,974)	280.00	7/16/2022	(21,154)
Netflix, Inc.	350	(6,120,450)	157.50	7/16/2022	(100,168)

TOTAL PUT OPTIONS WRITTEN – (0.15%)
(Premiums received: $(195,537))					(209,322)

TOTAL OPTIONS WRITTEN – (0.15%)					$(210,222)
(Premiums received: $(237,421))

***Percentage of net assets is less than 0.01%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Statement of Assets and LiabilitiesJune 30, 2022 (unaudited)

ASSETS
Investments at fair value (identified cost of $118,918,846) (Note 1)	$117,332,016
Cash at broker	30,207,490
Dividends and interest receivable	139,456
Prepaid expenses	57,430
TOTAL ASSETS	147,736,392

LIABILITIES
Due to broker for borrowings	4,151,832
Payable for capital stock redeemed	10,000
Written put options sold short at fair value (identified proceeds of $195,537)	209,322
Written call options sold short at fair value (identified proceeds $41,884)	900
Interest expense payable	1,192
Accrued advisory fees	194,221
Accrued administration, transfer agent and accounting fees	25,906
Other accrued expenses	2,408
TOTAL LIABILITIES	4,595,781
NET ASSETS	$143,140,611

Net Assets Consist of:
Paid-in-capital	$151,348,663
Distributable earnings	(8,208,052)
Net Assets	$143,140,611
NET ASSET VALUE PER SHARE
Net Assets	$143,140,611
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	14,460,619
Net Asset Value and Redemption Price Per Share	$9.90

Rule One Fund

Statement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Six months ended June 30, 2022 (unaudited)
INVESTMENT INCOME
Dividend (net of foreign tax withheld of $2,250)	$695,819
Interest	125,159
Total investment income	820,978

EXPENSES
Investment advisory fees (Note 2)	1,285,181
Recordkeeping and administrative services (Note 2)	69,708
Accounting fees	41,933
Custody fees	6,168
Transfer agent fees (Note 2)	40,593
Professional fees	20,054
Filing and registration fees	22,586
Trustee fees	4,803
Compliance fees	3,774
Shareholder servicing and reports	16,810
Insurance	3,399
Interest expense	22,783
Margin deficit interest	1,005
Other	10,291
Total expenses	1,549,088
Management fee waivers (Note 2)	(21,529)
Net Expenses	1,527,559
Net investment income (loss)	(706,581)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(10,721,617)
Net realized gain (loss) on put options purchased	370,485
Net realized gain (loss) on call options purchased	(1,850,429)
Net realized gain (loss) on put options written	(186,402)
Net realized gain (loss) on call options written	438,581
Net realized gain (loss) on foreign currency transactions	(11)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(13,119,575)
Net increase (decrease) in unrealized appreciation (depreciation) on options purchased	1,067,083
Net increase (decrease) in unrealized appreciation (depreciation) on options written	477
Net realized and unrealized gain (loss) on investments, options purchased and written, and foreign currency transactions	(24,001,408)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(24,707,989)

Rule One Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended June 30, 2022 (unaudited)	Year ended December 31, 2021
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(706,581)	$(1,277,051)
Net realized gain (loss) on investments, options purchased and written	(11,949,393)	17,105,351
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options purchased and written	(12,052,015)	(1,861,650)
Increase (decrease) in net assets from operations	(24,707,989)	13,966,650

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(10,677,918)
Decrease in net assets from distributions	—	(10,677,918)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	14,705,424	41,879,245
Distributions reinvested	—	10,659,370
Shares redeemed	(4,259,821)	(7,691,752)
Increase (decrease) in net assets from capital stock transactions	10,445,603	44,846,863

NET ASSETS
Increase (decrease) during period	(14,262,386)	48,135,595
Beginning of period	157,402,997	109,267,402
End of period	$143,140,611	$157,402,997

Rule One Fund

Statements of Cash Flows

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended June 30, 2022 (unaudited)	Year ended December 31, 2021
Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(24,707,989)	$13,966,650
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(42,588,324)	(51,354,926)
Proceeds from disposition of investment securities	29,153,216	53,443,052
Purchase of put/call options	(370,270)	(734,399)
Proceeds from disposition of put/call options purchased	1,072,651	—
Proceeds from short sales	2,542,649	3,061,608
Closed short transactions	(2,193,311)	(184,275)
Sale (Purchase) of short term securities, net	7,950,032	(45,280,293)
Decrease (increase) in dividends and interest receivable	(64,128)	(27,265)
Decrease (increase) in prepaid assets	(29,366)	(1,186)
Increase (decrease) in due to broker	(5,181,212)	8,082,612
Increase (decrease) in interest expense payable	(3,212)	(379)
Increase (decrease) in accrued management fees	(20,267)	75,244
Increase (decrease) in other accrued expense	5,780	(14,194)
Unrealized appreciation on investments and securities sold short	12,052,015	1,861,650
Net realized gain (loss) from investments and securities sold short	11,949,393	(17,106,011)
Net cash provided by operating activities	(10,432,343)	(34,212,112)
Cash flows from financing activities:
Proceeds from shares sold	14,705,424	41,929,245
Payments on shares redeemed	(4,249,821)	(7,691,752)
Cash distributions paid	—	(18,548)
Net cash used in financing activities	10,455,603	34,218,945
Net increase (decrease) in cash	23,260	6,833
Cash:
Beginning balance	30,184,230	30,177,397
Ending balance	$30,207,490	$30,184,230

Supplemental Disclosure of Cash Flow Information
Cash financing activities not included herein consist of:
Interest paid	$27,000	$31,353
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$—	$10,659,370

Rule One Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six months ended June 30, 2022 (unaudited)	Year ended December 31, 2021	Period April 1, 2020 to December 31, 2020(8)	Period June 3, 2019(2) to March 31, 2020
Net asset value, beginning of period	$11.64	$11.07	$8.88	$10.00
Investment activities
Net investment income (loss)(1)	(0.05)	(0.11)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.69)	1.53	2.42	(1.09)
Total from investment activities	(1.74)	1.42	2.37	(1.12)
Distributions
Net realized gain	—	(0.85)	(0.18)	—
Total distributions	—	(0.85)	(0.18)	—
Net asset value, end of period	$9.90	$11.64	$11.07	$8.88
Total Return(3)	(14.87%)	12.87%	26.74%	(11.20%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(5)(6)	2.05%	2.03%	2.15%	2.30%
Expenses, net of waiver(7)	2.02%	2.01%	2.06%	2.08%
Net investment income (loss)	(0.93%)	(0.93%)	(0.72%)	(0.40%)
Portfolio turnover rate(3)	42.28%	61.92%	32.99%	61.35%
Net assets, end of period (000’s)	$143,141	$157,403	$109,267	$63,094

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross expense ratio reflects the effect of interest expense which is excluded from the Fund’s expense limitation agreement.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding interest expenses, would have been 2.02% for the six months ended June 30, 2022, 2.01% for the year ended December 31, 2021, 2.08% for the period April 1, 2020 to December 31, 2020 and 2.22% for the period June 3, 2019 to March 31, 2020.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest expenses, would have been 1.99% for the six months ended June 30, 2022, 1.99% for the year ended December 31, 2021, 1.99% for the period April 1, 2020 to December 31, 2020 and 1.99% for the period June 3, 2019 to March 31, 2020.

(8)On August 25, 2020, the Board of Trustees approved a change to the Fund’s fiscal year end to December 31.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial StatementsJune 30, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rule One Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified open-end management company. The Fund commenced operations on June 3, 2019. On August 25, 2020, the Board of Trustees of the Trust (the “Board”) approved a change in the Fund’s fiscal year end from March 31 to December 31.

The investment objective of the Fund is to seek long-term total return.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board. Short-term debt securities (less than 60 days to maturity) are valued at their current market prices. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedJune 30, 2022 (unaudited)

U.S. dollars at the current exchange rate. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Advisor, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedJune 30, 2022 (unaudited)

liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$67,783,834	$—	$—	$67,783,834
Exchange Traded Fund	932,000	—	—	932,000
Money Market Funds	48,534,682	—	—	48,534,682
Put Options Purchased	—	81,500	—	81,500
	$117,250,516	$81,500	$—	$117,332,016
Liabilities
Call Options Written	—	(900)	—	(900)
Put Options Written	—	(209,322)	—	(209,322)
Total Options Written	$—	$(210,222)	$—	$(210,222)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedJune 30, 2022 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2022, there were no such reclassifications.

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedJune 30, 2022 (unaudited)

types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended June 30, 2022 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*
Purchased Options – Put	$370,485
Purchased Options – Call	(1,850,429)
Written Options – Put	(186,402)
Written Options – Call	438,581

*Statement of Operations location: Net realized gain (loss) on put options purchased, put options written and call options written.

The derivative instruments outstanding as of June 30, 2022 disclosed above, and their effect on the Statement of Operations for the six months ended June 30, 2022, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average volume for the period:

Average notional value of:
Purchased Options	$9,587,445
Written Options	24,795,346

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedJune 30, 2022 (unaudited)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security to/from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate the Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

For the six months ended June 30, 2022, the margin interest fees and short debit fees associated with such transactions were $23,788.

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedJune 30, 2022 (unaudited)

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Rule One Partners, LLC (“the Advisor”), provides investment advisory services for an annual fee of 1.70% of average daily net assets of the Fund.

The Advisor earned and waived management fees and reimbursed Fund expenses for the six months ended June 30, 2022 as follows:

Management Fee Earned	Management Fee Waived
$1,285,181	$21,529

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund. This agreement is in effect until May 1, 2023. Each waiver or reimbursement of an expense by Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable waivers and reimbursements as of June 30, 2022 are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2023	2024	2025	Total
$168,964	$28,329	$21,529	$218,822

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, fund accountant, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For it’s services, fees to CFS are computed daily and paid monthly. For the six months ended June 30, 2022, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Fund Accounting
$67,855	$21,453	$40,164

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedJune 30, 2022 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary to the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended June 30, 2022, were as follows:

Purchases	Sales
$42,958,594	$30,225,867

The above amounts do not include the following:

Premiums received from options	Proceeds from sales of options
$2,193,311	$2,542,649
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

There were no distributions paid during the six months ended June 30, 2022. The tax character of distributions paid during the year ended December 31, 2021 were as follows:

Year ended December 31, 2021
Distributions paid from:
Ordinary income	$4,624,328
Realized gains	6,053,590
$10,677,918

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedJune 30, 2022 (unaudited)

As of June 30, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated net investment income (losses)	$(706,613)
Undistributed net realized gain (loss) on investments	(5,941,808)
Net unrealized appreciation (depreciation) on investments	(1,559,631)
$(8,208,052)

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$118,681,425	$11,501,858	$(13,061,489)	$(1,559,631)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended June 30, 2022 (unaudited)	Year ended December 31, 2021
Shares sold	1,327,301	3,348,327
Shares reinvested	—	923,689
Shares redeemed	(389,760)	(617,899)
Net increase (decrease)	937,541	3,654,117

NOTE 6 – RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedJune 30, 2022 (unaudited)

portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. The interest rate charged for these borrowings is a blended rate based on the tier of the margin balance. During the year ended June 30, 2022, the interest was as follows:

Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 6/30/2022	Interest Expense
$3,870,922	0.54%	$17,314,174	$4,139,664	$21,809

NOTE 7 – OTHER RISKS TO THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedJune 30, 2022 (unaudited)

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests has the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 833-785-3663 or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at http://www.sec.gov.

ADVISORY AGREEMENT RENEWAL - RULE ONE FUND

At a meeting held on February 23, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the World Funds Trust (the “Trust”), the Board next considered the approval of the continuance of the Investment Advisory Agreement between the Trust and Rule One Partners, LLC (“Rule One”) on behalf of the Rule One Fund (the “Rule One Advisory Agreement”). The Trustees reviewed a memorandum from Counsel to the Trust (“Counsel”) addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Rule One Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Rule One Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Rule One; (ii) the investment performance of the Rule One Fund; (iii) the costs of the services provided and profits realized by Rule One from its relationship with the Rule One Fund; (iv) the extent to which economies of scale would be realized if the Rule One Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Rule One Fund’s investors; and (v) Rule One’s practices regarding possible conflicts of interest.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Rule One Fund, including information presented to the Board in Rule One’s presentation earlier in the Meeting, as well as prior presentations by Rule One’s staff and Trust management at other meetings of the Board, including information regarding expense limitation arrangements and the manner in which the Rule One Fund is managed. The Board requested and was provided with information and reports relevant to the approval of the continuation of the Rule One Advisory Agreement, including: (i) reports regarding the services and support provided to the Rule One Fund and its shareholders by Rule One; (ii) quarterly assessments of the investment performance of the Rule One Fund from Rule One; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Rule One’s management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Rule One Fund; (v) compliance and audit reports concerning the Rule One Fund and Rule One; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Rule One; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Rule One Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Rule One, including financial information, a description of personnel and the services provided to the Rule One Fund, information on investment advice, performance, summaries of the Rule One Fund’s expenses, information on Rule One’s compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Rule One Fund; (iii) the anticipated effect of size on the Rule One Fund’s performance and expenses; and (iv) benefits realized by Rule One from its relationship with the Rule One Fund. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of the Rule One Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Rule One Advisory Agreement, the Trustees considered numerous factors, including:

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

(1)The nature, extent, and quality of the services provided by Rule One.

In this regard, the Board considered the responsibilities of Rule One under the Rule One Advisory Agreement. The Board reviewed the services provided by Rule One to the Rule One Fund including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the coordination of services for the Fund among the service providers, and the efforts of Rule One to promote the Rule One Fund and grow assets. The Board considered: Rule One’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance program, policies and procedures. After reviewing the foregoing and further information from Rule One, the Board concluded that the quality, extent, and nature of the services provided by Rule One was satisfactory and adequate for the Rule One Fund.

(2)Investment performance of the Rule One Fund and Rule One.

In this regard, the Board noted that Rule One manages a hedge fund with investment objectives similar to the Rule One Fund. The Trustees considered that the hedge fund outperformed the Rule One Fund but took note of Rule One’s discussion of differences in how the hedge fund is managed relative to the management of the Rule One Fund and Rule One’s representation that the hedge fund invested more aggressively than the Rule One Fund during the year. The Trustees considered that Rule One previously managed separately managed accounts (“SMAs”) with a similar investment objective as the Fund which were rolled into the Fund upon the commencement of the Fund’s operations and that, as such, no performance as to SMAs comparable to the Rule One Fund existed. The Board noted that peers for the Rule One Fund were selected by Broadridge from the Morningstar Multistrategy Category and included funds with a multi-strategy approach with average net assets between $50 to $500 million. The Board noted that the Rule One Fund outperformed its category median and peer group median but lagged its benchmark index for the 1-year period ended December 31, 2021. The Board considered that the Rule One Fund had relatively little performance returns to review and did not have returns for the 3- and 5-year periods. Based on the foregoing, the Board concluded that the investment performance information presented was satisfactory.

(3)The costs of the services provided and profits realized by Rule One from the relationship with the Rule One Fund.

In this regard, the Board considered Rule One’s staffing, personnel, and methods of operating; the financial condition of Rule One and the level of commitment to the Rule One Fund by Rule One and its owner; the current

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

and expected asset levels of the Rule One Fund; the overall expenses of the Rule One Fund; and the nature and frequency of advisory fee payments. The Board also considered potential benefits for Rule One in managing the Rule One Fund. The Board compared the fees and expenses of the Rule One Fund (including the advisory fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Trustees considered that the Rule One Fund’s net expense ratio is higher than the median net expense ratio of comparable peers and the Fund’s Morningstar category, but within the range of such funds. The Board noted that Rule One has contractually agreed to limit the Rule One Fund’s annual operating expenses to 1.99% of average daily net assets until at least May 1, 2023. The Board also noted that the gross advisory fee payable to Rule One under the Rule One Advisory Agreement is in line with the medians of its category and peer group. The Trustees considered that Rule One receives a fee of 20% of the profits of a hedge fund it manages with similar investment objectives as the Rule One Fund. The Trustees also considered information provided on the profitability of the Rule One Fund to Rule One. The Board determined that the advisory fees were within an acceptable range in light of the services rendered by Rule One. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Rule One were fair and reasonable.

(4)The extent to which economies of scale would be realized as the Rule One Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Rule One Fund’s fee arrangements with Rule One. The Board determined that although the management fee would stay the same as asset levels increased, the shareholders of the Rule One Fund would benefit from the expense limitation arrangement in place for the Rule One Fund. Following further discussion of the Rule One Fund’s current asset levels, expectations for growth, and levels of fees, the Board determined that the Rule One Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services to be provided by Rule One.

(5)Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Rule One Fund; the basis of decisions to buy or sell securities for the Rule

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

One Fund; the method for bunching of portfolio securities transactions; the substance and administration of Rule One’s Code of Ethics and other relevant policies described in Rule One’s Form ADV. The Board considered that Rule One indicated that rolling the SMAs managed by Rule One into the Rule One Fund resulted in some operating efficiencies at Rule One and that Rule One may derive some benefits from managing a publicly offered mutual fund. Following further consideration and discussion, the Board indicated that Rule One’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Rule One from managing the Rule One Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Rule One Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Rule One Advisory Agreement was approved for an additional one-year term.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

Rule One Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period January 1, 2022 and held for the six months ended June 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SEMI-ANNUAL REPORT

Rule One Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Annualized Expense Ratio	Expenses Paid During the Period Ended* (6/30/22)
Institutional Class Actual	$1,000.00	$925.87	2.02%	$9.65
Institutional Class Hypothetical**	$1,000.00	$1,014.77	2.02%	$10.09

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Adviser:

Rule One Partners, LLC
811 Bear Creek Road
Moreland, Georgia 30259

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2022

* Print the name and title of each signing officer under his or her signature.